Tangible assets	12 Months Ended
Dec. 31, 2019
Tangible assets [Abstract]
Tangible assets

12.   Tangible assets

Tangible assets of the Bank relate to property, plant and equipment for the its own use. The Bank does not have tangible assets held as investment property nor leased out under operating leases. The Bank is also not a part of any financial lease contracts as of and during fiscal years ended December 31, 2019, 2018 and 2017.

a) Breakdown

The detail, by class of asset, of the tangible assets in the consolidated balance sheets is as follows:

Thousand of reais
Cost	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Right-of-use of Assets	Others	Total
Balance at December 31, 2016	2,711,193	3,367,015	7,858,881	-	3,759	13,940,848
Additions	-	382,571	723,835	-	-	1,106,406
Write-off	(52,102)	(180,036)	(31,053)	-	-	(263,191)
Transfers	(9,779)	718,666	(721,520)	-	-	(12,633)
Balance at December 31, 2017	2,649,312	4,288,216	7,830,143	-	3,759	14,771,430

Additions	2,534	450,857	942,358	-	381	1,396,130
Write-off	(18,230)	(162,497)	(199,877)	-	-	(380,604)
Change in the scope of consolidation	99,759	19,517	17,749	-	1,302	138,327
Transfers	45,663	32,232	640,758	-	(3,759)	714,894
Balance at December 31, 2018	2,779,038	4,628,325	9,231,131	-	1,683	16,640,177

Initial adoption IFRS 16	-	-	-	2,465,750	-	-
Additions	85,333	826,685	1,012,395	689,982	370	2,614,765
Cancellation of lease agreements	-	-	-	(72,951)		(72,951)
Write-off	(17,041)	(122,926)	(122,279)	-	-	(262,246)
Transfers	(7,160)	13,236	51,445	-	-	57,521
Balance at December 31, 2019	2,840,170	5,345,320	10,172,692	3,082,781	2,053	21,443,016

Accumulated depreciation	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Right-of-use of Assets	Others	Total
Balance at December 31, 2016	(594,210)	(2,509,099)	(4,172,234)	-	-	(7,275,543)
Additions	(81,910)	(499,542)	(609,515)	-	-	(1,190,967)
Write-off	37,136	154,471	22,196	-	-	213,803
Transfers	9,734	(437,527)	427,506	-	-	(287)
Balance at December 31, 2017	(629,250)	(3,291,697)	(4,332,047)	-	-	(8,252,994)

Additions	(82,714)	(485,607)	(649,557)	-	-	(1,217,878)
Write-off	8,816	140,332	109,447	-	-	258,595
Change in scope of consolidation	(5,602)	(1,448)	(7,136)	-	-	(14,186)
Transfers	(52,094)	(76,292)	(631,965)	-	-	(760,351)
Balance at December 31, 2018	(760,844)	(3,714,712)	(5,511,258)	-	-	(9,986,814)

Additions	(93,455)	(482,256)	(730,993)	(564,132)	-	(1,870,836)
Write-off	10,517	148,486	65,016	8,316	-	232,335
Transfers	15,091	10,272	(9,183)	-	-	16,180
Balance at December 31, 2019	(828,691)	(4,038,210)	(6,186,417)	(555,816)	-	(11,609,134)

Losses from non-recovery (impairment)
Balance at December 31, 2016	(13,031)	-	(5,841)	-	-	(18,872)
Impacts on results	9,784	-	1,047	-	-	10,831
Transfers	-	-	(512)	-	-	(512)
Balance at December 31, 2017	(3,247)	-	(5,306)	-	-	(8,553)

Impacts on results	(10,607)	-	(49,556)	-	-	(60,163)
Transfers	(5)	-	4,333	-	-	4,328
Balance at December 31, 2018	(13,859)	-	(50,529)	-	-	(64,388)

Impacts on results	(587)	-	13,050	-	-	12,463
Transfers	-	-	-	-	-	-
Balance at December 31, 2019	(14,446)	-	(37,479)	-	-	(51,925)

Carrying amount
Balance at December 31, 2017	2,016,815	996,519	3,492,790	-	3,759	6,509,883
Balance at December 31, 2018	2,004,335	913,613	3,669,344	-	1,683	6,588,975
Balance at December 31, 2019	1,997,033	1,307,110	3,948,796	2,526,965	2,053	9,781,957

The depreciation expenses has been included in the heading “Depreciation and amortization” in the income statement.

b) Tangible asset purchase commitments

On December 31, 2019 the Bank has no contractual commitments for the acquisition of tangible assets (2018 - R$3.2 million and 2017 R$75.0 million).